Note 4 - Labor Costs - Summary of Labor Costs (Included in Cost of Sales and in Selling, General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
4. Labor costs (included in Cost of sales and in Selling, general and administrative expenses)
Wages, salaries and social security costs	$ 1,036,211	$ 1,274,474	$ 1,250,783
Severance indemnities	142,458	24,637	25,225
Defined contribution plans	12,442	12,663	13,217
Pension benefits - defined benefit plans	11,097	18,207	15,390
Employee retention and long term incentive program	(413)	22,134	21,353
Total employee benefits expense	$ 1,201,795	$ 1,352,115	$ 1,325,968